Pension and Postretirement Benefits - Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment gain	$ (1,560)	[1]	$ (1,360)	[1]	$ (38,711)	[1]
Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	3,952		3,682		5,684
Amortization of prior service cost	1,731		1,922		1,444
Interest cost	8,453		8,475		11,451
Amortization of actuarial gain	(3,334)		(4,301)		(4,522)
Curtailment gain	(6,760)		(1,691)		(38,711)
Expected returns on assets	(209)
Net periodic benefit cost	$ 3,833		$ 8,087		$ (24,654)

[1]	See Note 16